                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                          ------------------------------------------------------

Date of reporting period:     06-30-2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
JUNE 30, 2005

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 100.7%
     $  25,000,000  GNMA, 5.00%,
                    settlement date 7/21/05(2)                    $   25,195,300
        63,000,000  GNMA, 5.50%,
                    settlement date 7/21/05(2)                        64,338,749
       100,000,000  GNMA, 6.00%,
                    settlement date 7/21/05(2)                       103,156,199
       201,732,030  GNMA, 5.00%,
                    6/15/33 to 3/15/34                               203,579,789
       549,653,153  GNMA, 5.50%,
                    4/15/33 to 12/20/34(3)                           561,408,922
       121,774,756  GNMA, 6.00%,
                    7/20/16 to 9/20/34                               125,470,096
       164,631,137  GNMA, 6.00%, 5/20/35                             169,554,760
       235,053,665  GNMA, 6.50%,
                    6/15/23 to 2/20/35                               245,520,219
        29,513,855  GNMA, 7.00%,
                    9/15/08 to 12/20/29                               31,295,562
           264,200  GNMA, 7.25%,
                    9/15/22 to 6/15/23                                   282,826
        23,672,401  GNMA, 7.50%,
                    1/15/06 to 2/20/31                                25,424,348
           173,345  GNMA, 7.65%,
                    6/15/16 to 12/15/16                                  185,289
           237,759  GNMA, 7.75%,
                    9/20/17 to 8/20/25                                   255,251
           369,503  GNMA, 7.77%,
                    4/15/20 to 6/15/20                                   398,143
           241,207  GNMA, 7.85%,
                    4/20/21 to 10/20/22                                  259,102
            50,414  GNMA, 7.89%, 9/20/22                                  54,197
           390,304  GNMA, 7.98%,
                    6/15/19 to 6/15/19                                   422,748
         6,172,302  GNMA, 8.00%,
                    6/15/06 to 7/20/30                                 6,678,533
           223,418  GNMA, 8.15%,
                    1/15/20 to 2/15/21                                   243,575
         1,432,532  GNMA, 8.25%,
                    4/15/06 to 5/15/27                                 1,553,023
           179,751  GNMA, 8.35%,
                    2/15/20 to 11/15/20                                  196,798
         5,461,181  GNMA, 8.50%,
                    12/15/05 to 12/15/30                               5,987,380
           641,404  GNMA, 8.75%,
                    1/15/17 to 7/15/27                                   702,467
         4,634,312  GNMA, 9.00%,
                    8/15/08 to 1/15/25                                 5,023,802
           601,078  GNMA, 9.25%,
                    8/15/16 to 8/15/26                                   662,511
         1,361,495  GNMA, 9.50%,
                    6/15/09 to 7/20/25                                 1,502,958
           188,571  GNMA, 9.75%,
                    8/15/16 to 11/20/21                                  211,814
           446,803  GNMA, 10.00%,
                    11/15/09 to 1/20/22                                  506,024
           155,700  GNMA, 10.25%,
                    5/15/12 to 3/15/19                                   174,991
           141,408  GNMA, 10.50%,
                    3/15/14 to 7/15/19                                   160,847
            16,413  GNMA, 10.75%,
                    12/15/09 to 3/15/10                                   17,916
           329,406  GNMA, 11.00%,
                    12/15/09 to 6/15/20                                  364,659
             2,930  GNMA, 11.25%, 2/20/16                                  3,253
            78,474  GNMA, 11.50%,
                    7/15/10 to 8/20/19                                    87,750
            37,464  GNMA, 12.00%,
                    10/15/10 to 1/15/13                                   42,013
            16,749  GNMA, 12.25%,
                    2/15/14 to 5/15/15                                    18,829
           102,771  GNMA, 12.50%,
                    5/15/10 to 5/15/15                                   115,286
           165,152  GNMA, 13.00%,
                    1/15/11 to 8/15/15                                   187,724
            98,712  GNMA, 13.50%,
                    5/15/10 to 11/15/14                                  112,637
             9,076  GNMA, 13.75%, 8/15/14                                 10,400
             4,678  GNMA, 14.00%,
                    6/15/11 to 7/15/11                                     5,371
            57,226  GNMA, 14.50%,
                    10/15/12 to 12/15/12                                  66,261
            71,819  GNMA, 15.00%,
                    7/15/11 to 10/15/12                                   83,590
             8,550  GNMA, 16.00%,
                    10/15/11 to 12/15/11                                  10,051
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,581,531,963
(Cost $1,574,318,461)                                            ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 9.3%
        27,027,376  GNMA Cl F, Series 2005-24,
                    VRN, 3.44%, 7/16/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.20%                                        27,028,727
         6,575,563  GNMA Cl FW, Series 2003-42,
                    VRN, 3.61%, 7/20/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35%                                         6,580,028
         8,960,379  GNMA, Series 1998-6, Class FA,
                    VRN, 3.75%, 7/18/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.51%                                         9,040,108

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         6,667,316  GNMA, Series 2002-13, Class FA,
                    VRN, 3.74%, 7/18/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.50%                                         6,723,908
         7,859,100  GNMA, Series 2004-39, Class XF,
                    VRN, 3.49%, 7/18/05                                7,873,537
        13,858,240  GNMA, Series 2004-46, Class QH,
                    4.50%, 4/20/25                                    13,916,472
        73,486,662  GNMA, Series 2004-53, Class FB,
                    VRN, 3.64%, 7/18/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40%                                        74,008,858
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 145,171,638
(Cost $145,134,572)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.1%
         8,000,000  FFCB, VRN, 3.10%, 7/7/05, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps                           8,005,680
        10,000,000  FFCB, VRN, 3.16%, 7/15/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.065%
                    with no caps                                      10,001,290
         4,000,000  FHLB, VRN, 3.14%, 7/18/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.10% with no caps                     3,999,808
        25,000,000  FFCB, VRN, 3.18%, 7/18/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.06%
                    with no caps(3)                                   25,015,575
         3,800,000  FFCB, VRN, 3.19%, 7/20/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.07% with no caps                     3,802,432
        14,300,000  FFCB, VRN, 3.23%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.075%
                    with no caps                                      14,305,291
        15,000,000  FFCB, VRN, 3.26%, 7/29/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.07% with no caps                    15,004,455
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               80,134,531
(Cost $80,105,150)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
         7,337,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(4)                                   7,337,000
                                                                 ---------------
(Cost $7,337,000)

TOTAL INVESTMENT SECURITIES - 115.6%                               1,814,175,132
                                                                 ---------------
(Cost $1,806,895,183)

OTHER ASSETS AND LIABILITIES - (15.6)%                             (245,356,288)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,568,818,844
                                                                 ===============

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS*

                                 Expiration       Underlying Face    Unrealized
Contracts Purchased              Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
370 U.S. Treasury 5-Year Notes   September 2005   $40,289,531        $(29,739)
                                                 ===============================

                                 Expiration       Underlying Face    Unrealized
Contracts Sold                   Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
315 U.S. Treasury 2-Year Notes   October 2005     $65,421,563        $(59,456)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2005.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,806,969,246
                                                                 ===============
Gross tax appreciation of investments                            $   10,613,430
Gross tax depreciation of investments                                (3,407,544)
                                                                 ---------------
Net tax appreciation of investments                              $    7,205,886
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
JUNE 30, 2005

[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 44.4%
       $22,750,000  FNMA, 5.50%,
                    settlement date 7/14/05(2)                    $   23,062,813
        35,200,000  FNMA, 6.00%,
                    settlement date 7/14/05(2)                        36,090,982
        32,200,000  FNMA, 6.50%,
                    settlement date 7/14/05(2)                        33,327,000
        13,000,000  FNMA, 4.50%,
                    settlement date 7/19/05(2)                        12,943,125
        26,400,000  FNMA, 5.00%,
                    settlement date 7/19/05(2)                        26,697,000
        16,885,000  FNMA, 5.50%,
                    settlement date 7/19/05(2)                        17,333,499
         7,100,000  FNMA, 5.00%,
                    settlement date 8/11/05(2)                         7,086,688
         7,447,020  FHLMC, 4.50%, 1/1/19(3)                            7,419,354
         9,133,628  FHLMC, 5.50%, 10/1/34                              9,267,207
        13,471,860  FNMA, 4.50%, 5/1/19                               13,421,084
         1,409,113  FNMA, 6.50%, 3/1/32(3)                             1,460,746
         1,481,128  FNMA, 7.00%, 6/1/32(3)                             1,562,361
         1,924,246  FNMA, 6.50%, 8/1/32(3)                             1,995,994
         4,340,363  FNMA, 5.50%, 9/1/34                                4,402,279
        25,891,944  FNMA, 5.50%, 10/1/34                              26,261,292
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           222,331,424
(Cost $222,026,674)                                              ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 30.9%
        20,659,874  FHLMC, Class EF SEQ, VRN,
                    3.62%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.40% with no caps                                20,740,250
         3,842,323  FHLMC, Class FG SEQ, VRN,
                    3.72%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.50% with no caps                                 3,870,644
        18,407,933  FHLMC, Class FK, SEQ, VRN,
                    3.57%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.35% with no caps                                18,461,813
         6,704,750  FHLMC, Class FM, VRN, 3.57%,
                    7/15/05, resets monthly off the
                    1-month LIBOR plus 0.35% with
                    no caps                                            6,732,997
         3,161,242  FHLMC, Class PY, 4.00%,
                    2/15/10(3)                                         3,167,808
         6,585,198  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 3.52%, 7/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps(3)                         6,599,238
         9,783,114  FHLMC, Series 2831, Class AF,
                    VRN, 3.52%, 7/15/05                                9,812,434
        10,000,000  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                     9,993,230
        12,069,000  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31(3)                                 12,054,264
         6,433,109  FNMA, Series 2003-42, Class FK,
                    VRN, 3.71%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                            6,467,147
        12,006,222  FNMA, Series 2003-43, Class LF,
                    VRN, 3.66%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                           12,060,874
        10,294,758  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 3.71%, 7/25/05,
                    resets monthly off the 1-month LIBOR plus
                    0.40% with no caps(3)                             10,330,151
        16,231,603  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(3)                                 16,252,153
         6,863,794  FNMA, Series 2004 T1, Class 1A2,
                    6.50%, 1/25/44                                     7,178,519
        10,567,727  FNMA, Series 2004 W5, Class F1,
                    VRN, 3.76%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                           10,614,859
                                                                 ---------------

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 154,336,381
(Cost $154,529,264)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 30.4%

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        12,000,000  FHLB, 4.43%, 4/7/08(3)                            12,048,900
        16,700,000  FHLB, 4.60%, 4/11/08(3)                           16,798,029
        10,000,000  FHLMC, 3.875%, 6/15/08(3)(4)                      10,008,810
         2,800,000  FHLMC, 6.625%, 9/15/09(4)                          3,085,566
        25,000,000  FHLMC, 5.625%, 3/15/11(3)                         27,025,650
        18,800,000  FNMA, 3.00%, 8/15/07(3)(4)                        18,493,748
        10,000,000  FNMA, 2.50%, 6/15/08(3)                            9,620,260
        27,800,000  FNMA, 6.625%, 9/15/09(3)                          30,662,705
         5,000,000  FNMA, 6.125%, 3/15/12(4)                           5,599,415
        18,025,000  FNMA, 4.625%, 10/15/14(3)(4)                      18,520,760
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              151,863,843
(Cost $150,879,507)                                              ---------------

U.S. TREASURY SECURITIES - 15.6%
         2,100,000  U.S. Treasury Bonds,
                    11.25%, 2/15/15(4)                                 3,315,623
         4,164,000  U.S. Treasury Bonds,
                    8.875%, 8/15/17(4)                                 6,053,253
         5,500,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(3)(4)                              7,926,661
         5,300,000  U.S. Treasury Bonds,
                    7.25%, 8/15/22(3)(4)                               7,213,798
         5,700,000  U.S. Treasury Bonds,
                    7.625%, 11/15/22(3)(4)                             8,035,889
         7,550,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(3)                                9,537,190
         5,500,000  U.S. Treasury Bonds,
                    5.50%, 8/15/28(4)                                  6,478,615
        10,835,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31(3)(4)                             12,788,690
         8,456,953  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(3)(4)                       8,428,876
         1,700,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(4)                                  1,741,172
         6,300,000  U.S. Treasury Notes,
                    4.125%, 5/15/15(4)                                 6,394,009
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        77,913,776
(Cost $73,535,539)                                               ---------------

U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) - 6.3%
         7,049,027  FHLMC, Series T19, Class A, VRN,
                    3.484%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.17% with no caps                                 7,052,848
         6,697,547  FHLMC, Series T20, Class A7,
                    VRN, 3.464%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            6,702,690
        13,501,523  FHLMC, Series T21, Class A, VRN,
                    3.494%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps(3)                             13,510,136
         2,258,414  FHLMC, Series T34, Class A1V,
                    VRN, 3.434%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            2,259,117
         2,204,249  FHLMC, Series T35, Class A, VRN,
                    3.454%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps(3)                              2,206,255
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES                                               31,731,046
(Cost $31,731,073)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
        14,655,000  FHLMC Discount Notes, 2.60%,
                    7/1/05(3)(5)                                      14,655,000
                                                                 ---------------
(Cost $14,655,000)

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                                             VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(6) - 19.1%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.35%, dated 6/30/05, due 7/1/05
(Delivery value $55,398,393)                                          55,393,238
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.438%,
dated 6/30/05, due 7/1/05
(Delivery value $40,003,820)                                          40,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    95,393,238
(Cost $95,393,238)                                               ---------------

TOTAL INVESTMENT SECURITIES - 149.6%                                 748,224,708
                                                                 ---------------
(Cost $742,750,295)

OTHER ASSETS AND LIABILITIES - (49.6)%                             (248,037,774)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  500,186,934
                                                                 ===============

FUTURES CONTRACTS*

                                 Expiration       Underlying Face    Unrealized
Contracts Purchased              Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
30 U.S. Treasury 5-Year Notes    September 2005   $3,266,719         $(1,474)
                                                 ===============================

                                 Expiration       Underlying Face    Unrealized
Contracts Sold                   Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
587 U.S. Treasury 2-Year Notes   September 2005   $121,912,563       $(120,555)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
LIBOR = London Interbank Offered Rate
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and futures contracts.
(4) Security, or a portion thereof, was on loan as of June 30, 2005. The aggregate value of securities on loan at June 30, 2005, was $118,451,295.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 742,750,295
                                                                 ===============
Gross tax appreciation of investments                             $   6,313,099
Gross tax depreciation of investments                                  (838,686)
                                                                 ---------------
Net tax depreciation of investments                               $   5,474,413
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(REG.SM) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
JUNE 30, 2005

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 92.8%
       $74,314,800  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                       $    81,371,808
        81,496,475  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                        109,526,827
        65,150,574  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            91,587,505
        23,017,890  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                            31,319,637
        58,064,279  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                            59,926,459
        88,514,580  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                            93,690,647
        28,803,850  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                            31,350,081
        29,279,795  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                             32,958,098
        42,106,180  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            41,079,884
        43,372,580  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                             48,084,273
        49,306,500  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                            55,075,015
        68,495,031  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                             75,253,573
        74,680,650  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            76,299,726
        72,652,860  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             74,858,020
        85,668,450  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             88,302,155
        90,682,990  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            90,381,922
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,081,065,630
(Cost $1,031,044,599)                                            ---------------

CORPORATE BONDS - 5.8%
        25,000,000  SLM Corporation, 1.32%, 1/25/10                   24,507,500
        43,143,660  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                     42,568,986
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 67,076,486
(Cost $68,612,160)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
         2,522,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                   2,522,000
                                                                 ---------------
(Cost $2,522,000)

TOTAL INVESTMENT SECURITIES - 98.8%                                1,150,664,116
                                                                 ---------------
(Cost $1,102,178,759)

OTHER ASSETS AND LIABILITIES - 1.2%                                   14,011,938
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,164,676,054
                                                                 ===============

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS*

                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
206 U.S. Treasury 10-Year Notes   September 2005   $23,374,563       $157,255
                                                  ==============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
411 U.S. Treasury 2-Year Notes    September 2005   $85,359,563       $(84,409)
                                                  ==============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2005.
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) The rate indicated is the yield to maturity at purchase.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,104,270,897
                                                                 ===============
Gross tax appreciation of investments                            $   49,333,785
Gross tax depreciation of investments                                (2,940,566)
                                                                 ---------------
Net tax appreciation of investments                              $   46,393,219
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report. The American Century Investments logo, American
Century and American Century Investments are service marks of American Century
Proprietary Holdings, Inc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
JUNE 30, 2005

[american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 47.3%
        $8,750,393  Bank of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%, 11/10/39                $     8,543,289
        71,000,000  Bear Stearns Commercial
                    Mortgage Securities
                    STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.81%, 7/1/05                                      2,864,994
         5,822,533  Bear Stearns Commercial
                    Mortgage Securities,
                    Series 2003-2, Class A5, 3.99%,
                    1/25/33 (Acquired 12/10/04,
                    Cost $5,845,277)(2)                                5,795,225
        86,522,255  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.01%, 7/1/05                                      3,204,698
        14,657,193  FHLMC, Class FK SEQ, VRN,
                    3.57%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.35% with no caps                                14,721,465
         6,704,750  FHLMC, Class FM, VRN, 3.57%,
                    7/15/05, resets monthly off the
                    1-month LIBOR plus 0.35%
                    with no caps                                       6,732,997
        16,636,390  FHLMC, Class FM, VRN, 3.57%,
                    7/15/05, resets monthly off the
                    1-month LIBOR plus 0.35%
                    with no caps                                      16,724,713
           967,965  FHLMC, Class HA, 5.00%, 9/15/19                      979,207
        31,667,244  FHLMC, Class OA, 3.50%, 4/15/10                   31,608,503
        15,000,000  FHLMC, Class OK, 4.00%, 4/15/21                   14,959,275
        10,746,078  FHLMC, Class PY, 4.00%, 2/15/10                   10,768,398
        14,500,947  FHLMC, Class UA, 3.50%, 4/15/09                   14,489,477
        20,000,000  FHLMC, Series 2005-2937,
                    Class KA, 4.50%, 12/15/14                         20,102,380
        13,515,120  FHLMC, Series 2605, Class PB,
                    4.00%, 11/15/10                                   13,519,850
        13,319,969  FHLMC, Series 2624, Class FE
                    SEQ, VRN, 3.52%, 7/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                           13,349,739
        11,194,837  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 3.52%, 7/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                           11,218,705
         9,883,250  FHLMC, Series 2709, Class PA,
                    3.75%, 1/15/11                                     9,893,934
         9,621,134  FHLMC, Series 2831, Class AF,
                    VRN, 3.52%, 7/15/05                                9,649,968
        16,434,000  FHLMC, Series 2888, Classs GA,
                    4.00%, 10/15/11                                   16,437,961
         3,393,943  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3, Class A1 SEQ,
                    5.20%, 8/15/33                                     3,411,028
        14,286,963  FNMA, Class PA, 4.00%, 5/15/09                    14,322,037
         1,077,959  FNMA, Series 2002-74, Class PB,
                    5.00%, 9/25/11                                     1,076,460
        21,889,367  FNMA, Series 2003-17, Class FN,
                    VRN, 3.61%, 7/25/05                               21,996,537
        12,193,449  FNMA, Series 2003-24, Class BF,
                    VRN, 3.66%, 7/25/05                               12,241,540
         9,649,664  FNMA, Series 2003-42, Class FK,
                    VRN, 3.71%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                            9,700,720
        12,006,221  FNMA, Series 2003-43, Class LF,
                    VRN, 3.66%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                           12,060,873
        17,157,930  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 3.71%,
                    7/25/05, resets monthly off the
                    1-month LIBOR plus 0.40%
                    with no caps                                      17,216,919
         9,971,556  FNMA, Series 2003-57, Class KL,
                    3.50%, 3/25/09                                     9,957,307
        13,727,587  FNMA, Series 2004 T1, Class 1A2,
                    6.50%, 1/25/44                                    14,357,038
        10,567,727  FNMA, Series 2004 W5, Class F1,
                    VRN, 3.76%, 7/25/05, resets
                    monthly off the 1-month LIBOR plus 0.45%

                    with no caps                                      10,614,859
        15,061,119  FNMA, Series 2004-50, Class MA,
                    4.50%, 5/25/19                                    15,102,657
        26,443,810  GMAC Commercial Mortgage
                    Securities Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.07%, 7/1/05 (Acquired 2/22/02,
                    Cost $1,819,045)(2)                                1,383,329
        10,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2, VRN, 4.305%, 7/1/05                     10,003,270
         8,224,162  Morgan Stanley Capital I,
                    Series 2004 T13, Class A1 SEQ,
                    2.85%, 9/13/45                                     8,014,051
        15,603,526  Washington Mutual, Inc.,
                    Series 2002 AR19, Class A6,
                    4.16%, 2/25/33                                    15,629,802
         7,150,000  Washington Mutual, Series 2003
                    AR4, Class A6, 3.42%, 5/25/33                      7,043,115

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        40,000,000  Washington Mutual, Series 2003
                    AR5, Class A6, 3.70%, 6/25/33                     39,250,159
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 448,946,479
(Cost $450,280,194)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 31.5%
        29,850,000  FHLB, 2.50%, 3/30/06(3)                           29,584,425
        23,400,000  FHLB, 3.625%, 1/15/08(4)                          23,286,487
        42,700,000  FHLB, 4.43%, 4/7/08(3)                            42,874,003
        59,000,000  FHLMC, 3.75%, 11/15/06(3)                         58,980,706
        49,000,000  FHLMC, 2.875%, 12/15/06(3)                        48,381,669
        30,000,000  FHLMC, 3.875%, 6/15/08(4)                         30,026,430
         9,000,000  FHLMC, 6.625%, 9/15/09(4)                          9,917,892
        32,000,000  FNMA, 5.25%, 6/15/06                              32,447,328
        24,000,000  FNMA, 3.875%, 5/15/07(4)                          24,064,800
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              299,563,740
(Cost $300,109,243)                                              ---------------

FIXED RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 20.7%
        12,630,000  FNMA, 5.50%,
                    settlement date 7/14/05(5)                        12,803,663
        34,175,000  FNMA, 6.00%,
                    settlement date 7/14/05(5)                        35,040,038
        34,175,000  FNMA, 6.50%,
                    settlement date 7/14/05(5)                        35,371,124
        12,700,000  FNMA, 4.50%,
                    settlement date 7/19/05(5)                        12,644,438
        13,300,000  FNMA, 5.50%,
                    settlement date 7/19/05(5)                        13,653,275
        10,750,000  FNMA, 5.00%,
                    settlement date 8/11/05(5)                        10,729,844
         5,249,657  FHLMC, 5.00%, 6/1/09                               5,324,391
        12,033,749  FHLMC, 5.00%, 7/1/09                              12,205,061
           453,495  FHLMC, 6.50%, 1/1/11                                 471,700
           744,370  FHLMC, 6.50%, 5/1/11                                 774,241
           642,894  FHLMC, 6.50%, 12/1/12                                668,735
         1,859,171  FHLMC, 6.00%, 2/1/13                               1,922,263
            97,840  FHLMC, 7.00%, 11/1/13                                102,417
            81,137  FHLMC, 7.00%, 12/1/14                                 84,931
         2,977,102  FHLMC, 6.00%, 1/1/15                               3,079,255
         1,211,167  FHLMC, 7.50%, 5/1/16                               1,281,956
         2,265,850  FHLMC, 5.50%, 11/1/17                              2,326,371
        21,514,251  FHLMC, 5.50%, 11/1/18                             22,093,436
        14,100,748  FHLMC, 4.50%, 6/1/19                              14,050,225
            36,472  FNMA, 8.00%, 5/1/12                                   38,923
         2,698,906  FNMA, 6.50%, 1/1/13                                2,809,799
            25,940  FNMA, 6.50%, 3/1/13                                   27,014
           302,050  FNMA, 6.00%, 6/1/13                                  312,487
            30,239  FNMA, 6.50%, 6/1/13                                   31,491
            77,238  FNMA, 6.00%, 1/1/14                                   79,926
           664,489  FNMA, 6.00%, 7/1/14                                  687,522
         1,053,395  FNMA, 5.50%, 4/1/16                                1,082,153
         1,921,913  FNMA, 7.00%, 5/1/32                                2,027,321
         3,254,394  FNMA, 7.00%, 6/1/32                                3,432,853
         1,666,715  FNMA, 7.00%, 8/1/32                                1,758,126
            23,380  GNMA, 5.50%, 1/20/09                                  23,894
            30,554  GNMA, 9.00%, 12/20/16                                 33,177
           141,221  GNMA, 9.00%, 8/20/17                                 153,699

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            32,128  GNMA, 9.50%, 11/20/19                                 35,602
                                                                 ---------------
FIXED RATE TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           197,161,351
(Cost $196,616,411)                                              ---------------

ASSET-BACKED SECURITIES(1) - 3.8%
         2,924,165  Ameriquest Mortgage
                    Securities Inc., Series 2003-8,
                    Class AV2, VRN, 3.744%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.43% with no caps                      2,932,742
         1,366,640  Centex Home Equity,
                    Series 2004 C, Class AF1, VRN,
                    2.82%, 7/1/05                                      1,360,390
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09                                   29,811,240
         2,367,114  Long Beach Mortgage Loan Trust,
                    Series 2003-3, Class A , VRN,
                    3.634%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.32% with no caps                                 2,371,628
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         36,476,000
(Cost $36,654,654)                                               ---------------

U.S. TREASURY SECURITIES - 3.1%
        16,600,000  U.S. Treasury Notes,
                    6.50%, 10/15/06(4)                                17,207,593
        12,000,000  U.S. Treasury Notes,
                    3.00%, 11/15/07(4)                                11,829,384
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        29,036,977
(Cost $29,407,254)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(6) - 1.8%
        15,000,000  BECC, 3.28%, 11/15/06                             14,227,590
           382,500  TIGR, 3.205%, 11/15/06                               213,557
         1,813,000  TR, 1.90%, 2/15/06                                 1,773,627
         1,077,000  TR, 3.23%, 11/15/06                                1,022,229
           100,000  U.S. Treasury Corpus,
                    3.28%, 11/15/06                                       94,851
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            17,331,854
(Cost $17,485,417)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES SECURITIES - 1.5%
            26,705  FHLMC, 4.97%, 8/1/18                                  27,197
           109,568  FHLMC, 4.30%, 11/1/18                                111,169
           475,274  FHLMC, 4.41%, 9/1/20                                 482,568
            62,372  FHLMC, 3.875%, 1/1/21                                 62,505
            74,964  FHLMC, 5.01%, 3/1/24                                  76,984
            18,867  FNMA, 7.49%, 8/1/14                                   19,308
           121,486  FNMA, 4.75%, 4/1/16                                  120,303
             8,540  FNMA, 4.125%, 8/1/16                                   8,707
            77,291  FNMA, 4.40%, 1/1/17                                   79,173
           325,039  FNMA, 5.00%, 5/1/17                                  330,278
           175,531  FNMA, 4.38%, 7/1/17                                  178,615

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            70,043  FNMA, 4.85%, 7/1/17                                   71,064
           176,516  FNMA, 3.90%, 2/1/18                                  179,230
            99,360  FNMA, 4.75%, 2/1/18                                  101,575
            78,576  FNMA, 5.08%, 5/1/18                                   79,951
            68,710  FNMA, 4.66%, 6/1/18                                   70,184
            83,629  FNMA, 4.35%, 8/1/19                                   85,847
           564,433  FNMA, 4.11%, 9/1/19                                  572,957
           195,711  FNMA, 4.19%, 1/1/20                                  197,272
            64,444  FNMA, 4.73%, 3/1/21                                   66,225
            52,324  FNMA, 3.87%, 8/1/21                                   53,590
            67,426  FNMA, 4.81%, 5/1/22                                   68,484
           145,479  FNMA, 4.81%, 5/1/22                                  146,958
            82,428  FNMA, 4.40%, 1/1/23                                   84,638
            21,117  FNMA, 3.875%, 6/1/23                                  21,847
            23,585  FNMA, 3.875%, 7/1/23                                  24,401
           100,031  FNMA, 4.50%, 8/1/23                                  102,643
           280,931  FNMA, 4.99%, 8/1/23                                  288,469
         1,782,416  FNMA, 4.55%, 5/1/25                                1,826,831
            37,791  FNMA, 5.07%, 10/1/25                                  38,983
            17,994  FNMA, 4.375%, 4/1/26                                  18,170
            21,648  FNMA, 3.76%, 1/1/27                                   22,103
            37,849  FNMA, 5.39%, 1/1/27                                   38,727
            62,110  FNMA, 4.00%, 1/1/29                                   63,238
         8,077,286  FNMA, 4.65%, 3/1/33                                8,134,505
            48,879  GNMA, 3.375%, 5/20/17                                 49,351
           100,656  GNMA, 4.875%, 2/20/21                                102,147
            51,095  GNMA, 4.625%, 11/20/21                                52,041
             1,538  GNMA, 4.375%, 1/20/22                                  1,562
            92,829  GNMA, 4.25%, 8/20/26                                  95,022
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCYMORTGAGE-BACKED
SECURITIES SECURITIES                                                 14,154,822
(Cost $14,421,384)                                               ---------------

TEMPORARY CASH INVESTMENTS - 4.3%
        41,317,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(7)                                  41,317,000
                                                                 ---------------
(Cost $41,317,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 8.7%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.35%, dated 6/30/05, due 7/1/05
(Delivery value $7,510,618)                                            7,509,919
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.438%, dated 6/30/05, due 7/1/05
(Delivery value $75,007,161)                                          75,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    82,509,919
(Cost $82,509,919)                                               ---------------

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 122.7%                             $ 1,166,498,142
                                                                 ---------------
(Cost $1,168,801,476)

OTHER ASSETS AND LIABILITIES - (22.7)%                             (215,534,022)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   950,964,120
                                                                ================

FUTURES CONTRACTS*

                                 Expiration       Underlying Face    Unrealized
Contracts Purchased              Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
462 U.S. Treasury 5-Year Notes   September 2005   $50,307,469        $208,204
                                                  ==============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
BECC = Book Entry Callable Corpus
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
(1) Final maturity indicated, unless otherwise noted.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $7,178,554, which represented 0.8% of net assets.
(3) Security, or a portion thereof, has been segregated for a forward commitments and futures contracts.
(4) Security, or a portion thereof, was on loan as of June 30, 2005. The aggregate value of securities on loan at June 30, 2005, was $84,269,552.
(5) Forward commitment.
(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(7) The rate indicated is the yield to maturity at purchase.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                 $ 1,168,825,222
                                                                ================
Gross tax appreciation of investments                           $     1,949,787
Gross tax depreciation of investments                                (4,276,867)
                                                                 ---------------
Net tax depreciation of investments                             $    (2,327,080)
                                                                ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(REG.SM) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
JUNE 30, 2005

[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 74.3%
       $50,000,000  U.S. Cash Management Bill,
                    3.18%, 7/15/05                                $   49,938,118
        75,000,000  U.S. Treasury Bills,
                    2.73%, 7/7/05                                     74,965,070
       200,000,000  U.S. Treasury Bills,
                    2.66%, 7/14/05                                   199,807,217
       100,000,000  U.S. Treasury Bills,
                    2.78%, 7/21/05                                    99,846,459
       125,000,000  U.S. Treasury Bills,
                    2.67%, 7/28/05                                   124,750,156
        75,000,000  U.S. Treasury Bills,
                    2.86%, 8/4/05                                     74,797,228
       200,000,000  U.S. Treasury Bills,
                    2.86%, 8/11/05                                   199,348,214
       100,000,000  U.S. Treasury Bills,
                    2.83%, 8/18/05                                    99,617,500
       150,000,000  U.S. Treasury Bills,
                    2.92%, 8/25/05                                   149,332,362
       275,000,000  U.S. Treasury Bills,
                    2.90%, 9/1/05                                    273,626,098
       175,000,000  U.S. Treasury Bills,
                    2.98%, 9/8/05                                    173,999,859
        75,000,000  U.S. Treasury Bills,
                    2.98%, 9/15/05                                    74,527,507
       100,000,000  U.S. Treasury Bills,
                    2.99%, 9/22/05                                    99,305,451
       100,000,000  U.S. Treasury Bills,
                    3.06%, 9/29/05                                    99,235,313
       100,000,000  U.S. Treasury Bills,
                    3.05%, 10/6/05                                    99,178,733
        25,000,000  U.S. Treasury Bills,
                    3.06%, 10/20/05                                   24,764,511
        75,000,000  U.S. Treasury Bills,
                    3.17%, 12/22/05                                   73,851,479
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          1,990,891,275
                                                                 ---------------

U.S. TREASURY NOTES(1) - 4.7%
        50,000,000  U.S. Treasury Notes,
                    1.625%, 10/31/05                                  49,751,849
        25,000,000  U.S. Treasury Notes,
                    5.75%, 11/15/05                                   25,265,612
        50,000,000  U.S. Treasury Notes,
                    1.875%, 1/31/06                                   49,579,832
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            124,597,293
                                                                 ---------------

ZERO-COUPON U.S. TREASURY SECURITIES(2) - 3.1%
        85,000,000  STRIPS - PRINCIPAL,
                    3.24%, 11/15/05                                   83,991,276
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 82.1%                                2,199,479,844
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 17.9%                                 479,253,252
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,678,733,096
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.
(2) The rate indicated is the yield to maturity at purchase.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 2,199,479,844
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
JUNE 30, 2005

[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 73.1%
        $2,000,000  FFCB, 1.58%, 7/8/05                             $  1,999,412
           500,000  FFCB, 1.80%, 8/5/05                                  499,324
         4,775,000  FFCB, 2.125%, 8/15/05                              4,769,430
           250,000  FFCB, 4.875%, 8/23/05                                250,598
           100,000  FFCB, 6.70%, 9/13/05                                 100,683
        12,250,000  FFCB, VRN, 3.19%, 7/5/05, resets
                    weekly off the 3-month T-Bill
                    plus 0.04% with no caps                           12,248,643
        25,000,000  FFCB, VRN, 3.19%, 7/5/05, resets
                    weekly off the 3-month T-Bill
                    plus 0.04% with no caps                           25,002,544
         4,500,000  FFCB, VRN, 3.27%, 7/5/05, resets
                    weekly off the 3-month T-Bill
                    plus 0.12% with no caps                            4,503,257
         5,000,000  FHLB, 1.50%, 7/8/05                                4,998,436
           150,000  FHLB, 5.82%, 7/13/05                                 150,123
         2,000,000  FHLB, 6.96%, 7/15/05                               2,002,921
         1,500,000  FHLB, 1.375%, 7/22/05                              1,498,646
         6,100,000  FHLB, 1.45%, 7/22/05                               6,094,644
           700,000  FHLB, 1.52%, 7/22/05                                 699,307
         1,000,000  FHLB, 1.82%, 7/29/05                                 998,972
         1,000,000  FHLB, 1.64%, 8/1/05                                  998,754
         7,000,000  FHLB, 1.69%, 8/12/05                               6,987,505
        15,000,000  FHLB, 1.75%, 8/12/05                              14,974,000
        18,000,000  FHLB, 1.75%, 8/15/05                              17,967,874
        15,225,000  FHLB, 3.00%, 8/15/05                              15,221,595
         5,000,000  FHLB, 3.25%, 8/15/05                               5,000,230
        14,525,000  FHLB, 6.875%, 8/15/05                             14,588,732
         4,000,000  FHLB, 2.375%, 8/17/05                              3,995,378
            15,000  FHLB, 5.81%, 8/24/05                                  15,044
         2,650,000  FHLB, 2.04%, 8/25/05                               2,645,216
         1,000,000  FHLB, 6.00%, 8/25/05                               1,003,981
         1,345,000  FHLB, 1.84%, 8/26/05                               1,342,103
           100,000  FHLB, 2.04%, 8/26/05                                  99,832
         2,000,000  FHLB, 2.10%, 9/2/05                                1,996,261
         2,000,000  FHLB, 2.26%, 9/9/05                                1,995,743
         5,000,000  FHLB, 1.50%, 10/19/05                              4,974,512
         5,480,000  FHLB, 2.25%, 10/27/05                              5,461,818
        10,000,000  FHLB, 2.125%, 11/15/05                             9,955,902
        20,800,000  FHLB, 2.50%, 11/15/05                             20,723,393
           350,000  FHLB, 3.625%, 11/15/05                               349,887
         1,000,000  FHLB, 6.50%, 11/15/05                              1,011,675
         1,500,000  FHLB, 2.00%, 12/9/05                               1,490,910
         2,000,000  FHLB, 2.25%, 12/15/05                              1,989,853
         2,000,000  FHLB, 2.50%, 12/15/05                              1,991,893
        10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
        15,000,000  FHLB, VRN, 3.02%, 7/1/05, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                          14,991,029
        46,720,000  FHLB, VRN, 3.00%, 7/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.12% with no caps                          46,713,798
        10,000,000  FHLB, VRN, 3.20%, 7/6/05, resets
                    weekly off the 3-month T-Bill
                    plus 0.05% with no caps                           10,000,000
        20,000,000  FHLB, VRN, 3.14%, 7/18/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.10% with no caps                    19,998,511
        20,000,000  FHLB, VRN, 3.22%, 7/26/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.09% with no caps                    19,999,896
        25,000,000  FHLB, VRN, 3.17%, 8/26/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.125%
                    with no caps                                      24,996,123

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        10,000,000  FHLB, VRN, 3.27%, 9/13/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.12% with no caps                     9,993,401
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              359,291,789
                                                                 ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1)- 26.6%
         1,300,000  FFCB Discount Notes,
                    3.11%, 7/7/05                                      1,299,326
        44,974,000  FHLB Discount Notes,
                    2.78%, 7/1/05                                     44,974,000
         6,000,000  FHLB Discount Notes,
                    3.22%, 7/5/05                                      5,997,989
        50,000,000  FHLB Discount Notes,
                    3.03%, 7/6/05                                     49,978,959
         3,000,000  FHLB Discount Notes,
                    3.01%, 7/8/05                                      2,998,244
         1,192,000  FHLB Discount Notes,
                    3.05%, 7/13/05                                     1,190,790
        21,325,000  FHLB Discount Notes,
                    3.03%, 7/15/05                                    21,299,876
         1,965,000  FHLB Discount Notes,
                    3.15%, 8/16/05                                     1,957,091
           736,000  FHLB Discount Notes,
                    3.15%, 8/17/05                                       732,973
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       130,429,248
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                  489,721,037
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.3%                                    1,480,046
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $491,201,083
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
(1) The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $ 489,721,037
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:    August 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President
                (principal executive officer)

Date:    August 26, 2005

By:      /s/ Maryanne L. Roepke
         ----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    August 26, 2005